Shareholder Report, Holdings (Details) - C000217971	Dec. 31, 2024
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%